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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08873


                   American Fidelity Dual Strategy Fund, Inc.



               (Exact name of registrant as specified in charter)

                                 2000 N. Classen
                          Oklahoma City, Oklahoma 73106



               (Address of principal executive offices) (Zip code)

                               Stephen P. Garrett
                       American Fidelity Assurance Company
                                 2000 N. Classen
                          Oklahoma City, Oklahoma 73106



                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use his information provided on Form N-CSR in it regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for educing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1:  Semi-Annual Report to Shareholders


                  American Fidelity Dual Strategy Fund, Inc.(R)
                                      LOGO

                               Semi-Annual Report
                                  June 30, 2003

Dear Participant:

     The U.S. stock market rallied sharply during the second quarter. This was sparked by a swift military victory in Iraq, by indications of a positive turn in economic activity and the passage of a significant tax reduction package that included dividend tax relief. The S&P 500 posted its strongest gains in over four and a half years.

     Given the lingering effects of the war in Iraq, economic growth continued to be relatively modest in the second quarter as measured by real Gross Domestic Product ("GDP"). Selective pockets of strength in housing and consumer spending more than offset the ongoing weakness in manufacturing and business capital investment. We expect real GDP growth of approximately 1.5% in the second quarter, following a 1.4% showing in the first quarter. Despite the lack of a significant pickup in capital spending and the recent rise in the unemployment rate, there are some early indications of a marked improvement in economic activity. The significant drop in interest rates, rising consumer confidence, signs of a rebound in the manufacturing sector and fiscal stimulus provided by the recently enacted tax package have raised expectations for a second half surge in economic activity.

     The rate of inflation, as measured by the Consumer Price Index ("CPI"), dropped to 2.1% year over year through June versus 3.0% at the end of the first quarter, due largely to the decline in energy prices. The core inflation rate, which excludes volatile food and energy prices, fell to 1.5% through June versus 1.7% last quarter. We continue to expect that the core rate of inflation will rise somewhat in the months ahead.

     U.S. interest rates continued to decline as a combination of weak economic data, low inflation rates and an accommodative monetary policy helped rates to fall to levels last seen nearly 50 years ago. The yield on the 10-year U.S. Treasury Bond fell to a low of 3.08% in June before rising to 3.53% at the end of the quarter, down from 3.82% at the end of the first quarter. As economic conditions improve in the second half of the year, we expect intermediate to longer-term yield levels to trend higher by year-end.

     Over the next few quarters, we expect a clear improvement in the economy and an acceleration in corporate earnings to push equity valuations higher. Despite concerns regarding terrorism, weak capital spending and deflation, we believe the positive outlook for the economy and corporate earnings outweighs these risks. In addition, the effects of a highly stimulative monetary policy and comparatively low returns for other investment alternatives continue to make equity investments attractive. We continue to believe that the long-term outlook for equities is positive. Historical data suggest that a program of continuous investment in a portfolio that is diversified by investment style should provide good returns for the investor when followed over an extensive period of time.

                                      Sincerely,


                                      JOHN W. REX
                                      John W. Rex, President
                                      American Fidelity Dual Strategy Fund, Inc.

                      AMERICAN FIDELITY DUAL STRATEGY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 June 30, 2003
                                                       Shares or
                                                       Principal                        % of Net
Common Stocks                                           Amount           Amount          Assets
-------------                                           ------           ------          ------
Building Materials and Gardening Supplies
     Lowes Companies                                    48,840      $  2,097,678           1.19%
     Home Depot, Inc.                                   50,000         1,656,000           0.94%
                                                     ---------      ------------         ------
                                                                       3,753,678           2.13%

Business Services
     Computer Sciences Corp.*                           43,000         1,639,160           0.92%
     Concord EFS Inc.*                                  87,000         1,280,640           0.73%
     SunGard Data Systems, Inc.*                        54,000         1,399,140           0.80%
     Microsoft Corporation*                            219,800         5,629,078           3.20%
     Oracle Corporation*                                80,000           961,600           0.55%
                                                     ---------      ------------         ------
                                                                      10,909,618           6.20%

Chemicals and Allied Products
     Amgen, Inc.*                                       40,200         2,692,596           1.53%
     Bristol-Myers Squibb Company                       32,000           868,800           0.49%
     Dow Chemical Company                               49,000         1,517,040           0.86%
     Lilly, Eli and Company                             41,190         2,840,874           1.62%
     Merck & Company, Inc.                              62,720         3,797,696           2.16%
     Pfizer Inc.                                       131,200         4,480,480           2.55%
     Proctor & Gamble Company                           21,500         1,917,370           1.09%
     Wyeth                                              62,830         2,861,907           1.63%
                                                     ---------      ------------         ------
                                                                      20,976,763          11.93%

Communications
     Verizon Communications, Inc.                       54,248         2,140,084           1.22%
     Clear Channel Communications*                      39,800         1,687,122           0.96%
     SBC Communications, Inc.                           65,182         1,665,400           0.95%
     Comcast                                            51,110         1,542,500           0.87%
                                                     ---------      ------------         ------
                                                                       7,035,106           4.00%

Depository Institutions
     Bank of America Corporation                        75,232         5,945,585           3.38%
     PNC Financial Services Group                       18,000           878,580           0.50%
     FleetBoston Financial Corp.                        62,000         1,842,020           1.05%
     Citigroup, Inc.                                    98,350         4,209,380           2.39%
     Wachovia Corporation                               28,000         1,118,880           0.64%
     Wells Fargo & Company                              37,000         1,864,800           1.06%
                                                     ---------      ------------         ------
                                                                      15,859,245           9.02%

Durable Goods, Wholesale
     Johnson&Johnson                                    38,100         1,969,770           1.12%
                                                     ---------      ------------         ------
                                                                       1,969,770           1.12%

Eating and Drinking Places
     McDonald's Corporation                             67,000         1,478,020           0.84%
                                                     ---------      ------------         ------
                                                                       1,478,020           0.84%

Electric, Gas, Sanitary Service
     Dominion Resources                                 30,000         1,928,100           1.10%
     Xcel Energy, Inc.                                  45,000           676,800           0.38%
     Keyspan Corporation                                37,000         1,311,650           0.75%
                                                     ---------      ------------         ------
                                                                       3,916,550           2.23%

Electronic and Other Electric Equipment
     Xilinx, Inc.*                                      98,500         2,493,035           1.42%
     Emerson Electric Company                           78,540         4,013,394           2.28%
     General Electric Company                          100,000         2,868,000           1.63%
     Intel Corporation                                 138,500         2,878,584           1.64%
     Motorola, Inc.                                    181,880         1,715,128           0.98%
     Flextronics International LTD** *                  48,000           498,720           0.28%
     Taiwan Semiconductors                             187,920         1,894,234           1.07%
                                                     ---------      ------------         ------
                                                                      16,361,095           9.30%

Food and Kindred Products
     Anheuser-Busch Companies, Inc.                     35,000         1,786,750           1.02%
     PepsiCo, Inc.                                      59,400         2,643,300           1.50%
     General Mills                                      35,480         1,682,107           0.95%
                                                     ---------      ------------         ------
                                                                       6,112,157           3.47%

General Merchandise
     Target Corporation                                 82,000         3,102,880           1.76%
     Wal-Mart Stores, Inc.                              53,200         2,855,244           1.63%
                                                     ---------      ------------         ------
                                                                       5,958,124           3.39%

Holding and Other Investment Offices
     Archstone Smith Trust                              35,600           854,400           0.49%
     Duke-Weeks Realty Corp.                            30,000           826,500           0.47%
     First Industrial Realty Trust                      31,200           985,920           0.56%
     Mack-Cali Realty Corporation                       21,100           767,617           0.43%
     Simon Property Group, Inc.                         27,000         1,053,810           0.60%
                                                     ---------      ------------         ------
                                                                       4,488,247           2.55%

Home Furniture & Equipment
     Best Buy Company, Inc.*                            63,000         2,766,960           1.57%
                                                     ---------      ------------         ------
                                                                       2,766,960           1.57%

Industrial Machinery and Equipment
     Applied Materials, Inc.*                          241,730         3,833,838           2.18%
     Cisco Systems, Inc.*                              266,000         4,412,940           2.51%
     Deere & Company                                    45,600         2,083,920           1.18%
     IBM Corporation                                    28,300         2,334,750           1.32%
     United Technologies Corp.                          35,000         2,479,050           1.41%
     3M Company                                         16,200         2,089,476           1.19%
     EMC Corporation                                   165,840         1,736,345           0.99%
                                                     ---------      ------------         ------
                                                                      18,970,319          10.78%

Instruments and Related Products
     Medtronic, Inc.                                    41,090         1,971,087           1.12%
     Zimmer Holdings                                    34,640         1,560,532           0.89%
                                                     ---------      ------------         ------
                                                                       3,531,619           2.01%

Insurance Carriers
     MGIC Investment Corporation                        36,000         1,679,040           0.95%
     Wellpoint Health Networks Inc*                     56,200         4,737,660           2.70%
                                                     ---------      ------------         ------
                                                                       6,416,700           3.65%

Motion Pictures
     Disney (Walt) Company                             107,700         2,127,075           1.21%
                                                     ---------      ------------         ------
                                                                       2,127,075           1.21%

Motor Freight Transportation, Warehouse
     United Parcel Service                              47,400         3,019,380           1.72%
                                                     ---------      ------------         ------
                                                                       3,019,380           1.72%

Nondepository Institutions
     FNMA                                               35,400         2,387,376           1.36%
     American Express Company                           61,100         2,554,591           1.45%
     MBNA Corporation                                  100,625         2,097,025           1.19%
                                                     ---------      ------------         ------
                                                                       7,038,992           4.00%

Nondurable Goods-Wholesale
     Amerisource Bergen                                 38,970         2,702,570           1.54%
     McKesson Corporation                               46,000         1,644,040           0.93%
     Cardinal Health, Inc.                              34,500         2,218,350           1.26%
                                                     ---------      ------------         ------
                                                                       6,564,960           3.73%

Oil and Gas Extraction
      Kerr-McGee Corporation                            31,400         1,406,720           0.80%
      Schlumberger LTD.**                               47,600         2,264,332           1.29%
                                                     ---------      ------------         ------
                                                                       3,671,052           2.09%

Paper and Allied Products
      Kimberly-Clark Corporation                        60,500         3,154,470           1.79%
                                                     ---------      ------------         ------
                                                                       3,154,470           1.79%

Personal Services
     H&R Block, Inc.                                    40,600         1,755,950           1.00%
                                                     ---------      ------------         ------
                                                                       1,755,950           1.00%

Petroleum Refining and Related Industries
     BP (US) PLC **                                     60,320         2,534,646           1.44%
     ChevronTexaco                                      22,792         1,645,582           0.94%
     ConocoPhillips                                     35,000         1,918,000           1.09%
                                                     ---------      ------------         ------
                                                                       6,098,228           3.47%

Security & Commodity Brokers
     Goldman Sachs                                      28,310         2,370,963           1.35%
                                                     ---------      ------------         ------
                                                                       2,370,963           1.35%

Transportation Equipment
     Honda Motor Company**                              42,000           800,100           0.45%
                                                     ---------      ------------         ------
                                                                         800,100           0.45%

Total Common Stocks (Cost $169,203,565)                              167,105,141          95.00%

Short-Term Investments
     Aim Funds (1.050105% June 30,2003)              8,638,180         8,638,180
                                                                    ------------

   Total Short-Term Investments                                        8,638,180           4.91%

Total Investments (Cost $177,841,745)                                175,743,321          99.91%

Other Assets less Liabilities                                            153,362           0.09%
                                                                    ------------         ------

Total Net Assets                                                    $175,896,683         100.00%
                                                                    ============         ======

* Presently not producing dividend income
** Foreign Investments

                   AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                       Statement of Assets and Liabilities
                                  June 30, 2003
Cash                                                                    $        -
Investments, at market value (cost $177,841,744)                          175,743,321
Accrued interest and dividends                                                176,800
Accounts receivable for securities sold                                     2,101,736
                                                                        -------------
                 Total assets                                             178,021,857
                                                                        -------------
Accounts payable for securities purchased                                   2,125,174
                                                                        -------------
                 Total liabilities                                          2,125,174
                                                                        -------------
                 Net assets                                             $ 175,896,683
                                                                        =============

Composition of net assets:
     Net capital paid in on shares of capital stock                     $ 209,851,527
     Undistributed net investment income                                    2,659,040
     Accumulated net realized losses                                      (34,515,460)
     Unrealized depreciation on investments                                (2,098,424)
                                                                        -------------
                 Net assets (equivalent to $8.464 per share based on
                    (20,782,799 shares of capital stock outstanding)    $ 175,896,683
                                                                        =============

See accompanying notes to financial statements.

                   AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                             Statement of Operations
                           Period ended June 30, 2003
Investment income:
     Income:
        Dividends (net of foreign taxes paid of $5,443)                 $   1,348,348
        Interest                                                               38,566
                                                                        -------------
                                                                            1,386,914
     Expenses:
        Investment advisory fees (note 2)                                     400,767
                                                                        -------------
                 Net investment income                                        986,147
                                                                        -------------
Realized losses on investments:
     Proceeds from sales                                                   42,157,603
     Cost of securities sold                                               54,020,375
                                                                        -------------
                 Net realized losses on investments                       (11,862,772)
                                                                        -------------
Unrealized depreciation on investments:
     End of period                                                         (2,098,424)
     Beginning of year                                                    (30,395,537)
                                                                        -------------
                 Decrease in unrealized depreciation on investments        28,297,113
                                                                        -------------
                 Net increase in net assets resulting from operations   $  17,420,488
                                                                        =============

See accompanying notes to financial statements.

                   AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                       Statements of Changes in Net Assets
           Period ended June 30, 2003 and Year ended December 31, 2002
                                                                 2003                      2002
                                                            -------------             ------------
Decrease in net assets from operations:
    Net investment income                                   $    986,147                1,888,438
    Net realized losses on investments                       (11,862,772)             (12,149,461)
    Decrease in unrealized depreciation on investments        28,297,113              (42,865,160)
                                                            ------------              -----------
             Net decrease in net assets resulting
                from operations                               17,420,488              (53,126,183)
                                                            ------------              -----------
Distributions to shareholders (note 3):
    Investment income                                               -                  (1,500,000)
    Long-term capital gains                                         -                        -
                                                            ------------              -----------
             Total distributions to shareholders                    -                  (1,500,000)

Changes from capital stock transactions (note 4)                (935,408)               5,023,287
                                                            ------------              -----------
             Decrease in net assets                           16,485,080              (49,602,896)

Net assets, beginning of year                                159,411,603              209,014,499
                                                            ------------              -----------
Net assets, end of year                                     $175,896,683              159,411,603
                                                            ============              ===========

Undistributed net investment income                         $  2,659,040                1,672,893


See accompanying notes to financial statements.

                   AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                              Financial Highlights
                                                          2003            2002            2001            2000            1999
                                                     ------------     -----------     -----------     -----------     -----------
Net investment income                                $     0.0477          0.0913          0.1070          0.1114          0.1062
Net realized and unrealized
    (losses) gains from securities                         0.7960         (2.6572)        (1.4366)        (0.0671)         1.7406
                                                     ------------     -----------     -----------     -----------     -----------
                                                           0.8437         (2.5659)        (1.3296)         0.0443          1.8468
Distributions - investment income                           -             (0.0726)        (0.1244)        (0.1274)          -
Distributions - capital gains                               -               -               -             (0.0509)          -
                                                     ------------     -----------     -----------     -----------     -----------
Net (decrease) increase in net asset unit value            0.8437         (2.6385)        (1.4540)        (0.1340)         1.8468

Net asset unit value, beginning of period                  7.6203         10.2588         11.7128         11.8468         10.0000
                                                     ------------     -----------     -----------     -----------     -----------
                Net asset unit value,
                    end of period                    $     8.4640          7.6203         10.2588         11.7128         11.8468
                                                     ============     ===========     ===========     ===========     ===========

Net assets outstanding, end of period                $175,896,683     159,411,603     209,014,499     233,478,387     229,253,412

Ratios:
    Ratio of expenses to average net assets                0.4960%         0.5000%         0.5000%         0.5000%         0.5000%
    Ratio of net investment income
        to average net assets                              1.2200%         1.0307%         1.0030%         0.9533%         0.9840%
    Portfolio turnover rate                                  24.1%           52.1%           53.9%           33.3%           37.5%
    Total return (1)                                         11.1%          (25.1)%         (11.3)%           0.4%           18.5%

See accompanying notes to financial statements.

(1)  Total  return  figures do not reflect  charges  pursuant to the terms of the  variable  annuity  contracts  funded by separate accounts that invest in the Fund's shares.

                   AMERICAN FIDELITY DUAL STRATEGY FUND, Inc.

                          Notes to Financial Statements

                                  June 30, 2003


(1)  Summary of Significant Accounting Policies

     (a)  General

          American Fidelity Dual Strategy Fund, Inc. (the Fund) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The assets of the Fund were formerly held by American Fidelity Variable Annuity Fund A (Variable Annuity Fund A), which operated as an open-end, diversified management investment company from 1968 to 1998, and was a separate account of American Fidelity Assurance Company (AFA). Effective January 1, 1999, Variable Annuity Fund A was converted to a unit investment trust, known as American Fidelity Separate Account A (Account A), a separate account of AFA. Also effective January 1, 1999, the Fund was established and Account A transferred its investment portfolio to the Fund in exchange for shares of the Fund.

          The Fund's investment objectives are primarily long-term growth of capital and secondarily the production of income. In order to achieve these investment objectives, the Fund normally invests in a diversified portfolio consisting primarily of common stocks.

          Shares of the Fund are only available to separate accounts of AFA or other insurance companies to fund the benefits of variable annuity contracts.

     (b)  Investments

          Investments in corporate stocks are valued by FT Interactive Data Services. Securities for which published quotations are not available are valued at the quotation obtained from Bloomberg L.P. Short-term investments are valued on the basis of cost, which approximates market, and include all investments with maturities less than one year.

          The Fund's portfolio of investments is diversified such that not more than five percent (5%) of the value of the total assets of the Fund is invested in any one issuer and not more than twenty-five percent (25%) is invested in any one industry or group of industries. Management does not believe the Fund has any significant concentrations of credit risk.

          Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined using the specific identification method on a first-in, first-out basis. Security transactions are accounted for on a trade-date basis.

          Dividend income is recorded on the ex-dividend date, and interest income is recorded on the daily accrual basis. For certain securities in which the exact dividend is unknown on the ex-dividend date, such as stock in foreign companies, an estimate of the dividend is recorded on the ex-dividend date, and any necessary adjustments are added to the Fund's investment income on the date the dividend is received by the Fund. Any taxes withheld by foreign governments or any foreign exchange experience (gains or losses) incurred by investment in such securities are paid by the Fund and are recorded as reductions of dividend income.

          The Fund intends to make income and capital gains distributions, if any, on an annual basis. All distributions will be reinvested in additional shares of the portfolio at net asset value.

          In 2003, the cost of purchases and proceeds from sales of securities, other than short-term securities, was $37,336,450 and $42,157,603, respectively, net of brokerage commissions.

          The gross unrealized appreciation and depreciation on investments at June 30, 2003 for financial reporting purposes were $15,221,513 and $17,319,937, respectively.

     (c)  Income Taxes

          Management of the Fund believes that the Fund will continued to qualify as a "regulated investment company" under subchapter M of the Internal Revenue Code (the Code). Qualification as a regulated investment company relieves the Fund of any liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The Fund's policy is to comply with all sections of the Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income taxes is thus required.

          At December 31, 2002, the Fund had capital loss carryovers of $2,644,803 expiring in 2008, $6,881,056 expiring in 2009, $9,727,702 expiring in 2010, and $3,374,695 expiring in 2011. The Fund's board of directors does not intend to distribute any realized gain distributions until the carry forwards have been offset or expired.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

          On the statement of assets and liabilities, no permanent book-to-tax differences were recorded as of June 30, 2003 for undistributed net investment income, accumulated net realized loss, or unrealized depreciation on investments.

     (d)  Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     (e)  Distributions to Shareholders

          Distributions to shareholders are recorded on the ex-dividend date.

(2)  Transactions With Affiliates

     The Fund receives advisory services under a management and investment advisory agreement with AFA that provides for fees to be paid to AFA at an annual rate of 0.50% of the Fund's average daily net assets. AFA has engaged two subadvisors who receive fees based on a percentage of the Fund's daily net assets. The subadvisors' fees are paid by AFA.

     AFA pays all other expenses of the Fund except investment advisory fees and brokerage fees. The Fund will not reimburse AFA at a later time for any such amounts.

     Certain officers and directors of the Fund are also officers and directors of AFA.

(3)  Distributions to Shareholders

     On November 15, 2002, a distribution of $0.0726 per share was declared from ordinary income, which amounted to $1,500,000.

(4)  Changes From Capital Stock Transactions

     As of June 30, 2003, 200,000,000 shares of $0.001 par value capital stock were authorized.

     Transactions in capital stock were as follows:

                                                      Shares                       Amount
                                             ----------------------       -----------------------
                                                2003         2002             2003        2002
                                                ----         ----             ----        ----
Shares sold                                   415,399     1,007,402       $3,267,292   $1,007,402
Shares issued in reinvestment of
    dividends and distributions                  -          187,243             -         187,243
                                             --------     ---------       ----------   ----------

                                              415,399     1,194,645        3,267,292    1,194,645

Shares redeemed                              (551,966)     (649,456)      (4,202,700)    (649,456)
                                             --------     ---------       ----------   ----------
    Increase in net assets derived from
      capital stock transactions             (136,567)      545,189       $ (935,408)     545,189
                                             ========     =========       ==========   ==========

Special Shareholder Meeting Voting Results

     A Special Meeting of Shareholders of the Fund was held on April 11, 2003 to vote to approve (1) an Investment Sub-Advisory Agreement with Seneca Capital Management LLC, and (2) an Amended and Restated Management and Investment Advisory Agreement with American Fidelity Assurance Company. The voting results of each proposal were as follows:

     Approval of Seneca Sub-Advisory Agreement

          For                      8,603,070.8368        (93.14%)
          Against                    302,040.3869         (3.27%)
          Abstain                    331,579.8560         (3.59%)


     Approval of AFA Advisory Agreement

          For                      8,548,574.2532        (92.55%)
          Against                    338,063.5523         (3.66%)
          Abstain                    350,071.2741         (3.79%)


PARTICIPANTS' BENEFITS

     As a participant of American Fidelity Dual Strategy Fund, Inc., you benefit from a number of valuable and helpful services which help you meet your investment needs. Some of the services you currently enjoy are the following:

     RE-INVESTMENT  WITHOUT CHARGE
     Dividends and interest from investment income as well as capital gain contributions are automatically re-invested without charge.

     PROFESSIONAL MANAGEMENT
     Knowledgeable,    full-time    management    constantly   monitors   market
     opportunities for your fund.

     CAPITAL FULLY INVESTED
     Accumulation units are issued in full and fractional amounts so that your net payments are immediately available for investment purposes.

     PERSONAL SERVICE
     Continuous personal service is available to you through the team of American Fidelity trained salaried representatives or directly from the Annuity Services Department in our Home Office.

Board of Directors                 JOHN W. REX, Chairman
American Fidelity                     President and Director
Dual Strategy                         American Fidelity Assurance Company
Fund, Inc.                         DANIEL D. ADAMS, JR., Secretary
                                      Vice President and Investment Officer
                                      American Fidelity Assurance Company
                                   JEAN G. GUMERSON
                                      President Emeritus
                                      Presbyterian Health Foundation
                                   GREGORY M. LOVE
                                      President and Chief Operating Officer
                                      Love's Travel Stops & Country Stores, Inc.
                                   J. DEAN ROBERTSON, D.D.S., M.Ed. Pediatric
                                      Dentistry Private Practice
                                   G. RAINEY WILLIAMS, JR. President and Chief
                                      Operating Officer Marco Holding
                                        Corporation
Safekeeping of Securities          InvestTrust, N.A.
                                      Oklahoma City, Oklahoma
Independent Auditors               KPMG, LLP
                                      Oklahoma City, Oklahoma
Underwriter                        American Fidelity Securities, Inc.
                                      Oklahoma City, Oklahoma
                                      Member NASD
Investment Advisor                 American Fidelity Assurance Company
                                      Oklahoma City, Oklahoma
Investment Sub-Advisors            Seneca Capital Management
                                      Pasadena, California
                                   Todd Investment Advisors, Inc.
                                      Louisville, Kentucky
Board of Directors                 LYNDA L. CAMERON
American Fidelity                     President
Assurance Company                     Cameron Equestrian Centers, Inc.
                                   WILLIAM M. CAMERON
                                      Chairman of the Board and
                                       Chief Executive Officer
                                      American Fidelity Assurance Company
                                   WILLIAM E. DURRETT
                                      Senior Chairman of the Board
                                      American Fidelity Assurance Company
                                   CHARLES R. EITEL
                                      Chairman and Chief Executive Officer
                                      Simmons Company
                                   THEODORE M. ELAM
                                      McAfee and Taft
                                   WILLIAM A. HAGSTROM
                                      Chairman and Chief Executive Officer
                                      Inovean Corporation
                                   DAVID R. LOPEZ
                                      Vice President of Development
                                      Oklahoma Art Institute
                                   PAULA MARSHALL-CHAPMAN
                                      Chief Executive Officer
                                      The Bama Companies, Inc.
                                   JOHN W. REX
                                      President
                                      American Fidelity Assurance Company
                                   GALEN P. ROBBINS, M.D.
                                      Physician

                              For More Information


To obtain information:

By telephone:
Call 1-800-662-1106

By mail Write to:
American Fidelity
Dual Strategy Fund, Inc.
P. O. Box 25520
Oklahoma City, OK  73125-0520

By E-mail Send your request to:
va.help@af-group.com

On the Internet Text-only versions of fund documents can be viewed online or downloaded from the SEC's web site: http://www.sec.gov

You may also obtain copies of fund documents by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.


                            2000 N. Classen Boulevard
                          Oklahoma City, Oklahoma 73106
                                 1-800-662-1106

GVA-277                                             Information Published 8/2003

Item 2:         Code of Ethics

                Not applicable.

Item 3:         Audit Committee Financial Expert

                Not applicable.

Item 4:         Principal Accountant Fees and Services

                Not Applicable.

Item 5:         Audit Committee of Listed Registrants

                Not Applicable.

Item 6:         [Reserved]

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

                Not Applicable.

Item 8:         [Reserved]

Item 9:         Controls and Procedures

                Based on their evaluation of the Fund's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, each of John W. Rex, the principal executive
                officer,  and  David  R.  Carpenter,   the  principal  financial
                officer, has concluded that, in his judgment, the Fund's Disclosure Controls and Procedures are effective.

                There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 10:        Exhibits

                (a)  Not applicable.

                (b) Certifications of Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned duly authorized officer.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.


By:    KENNETH D. KLEHM
Name:  Kenneth D. Klehm
Title: Senior Vice President

Date:  9/8/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:    JOHN W. REX
Name:  John W. Rex
Title: President and Principal Executive Officer

Date:  9/8/03

By:    DAVID R. CARPENTER
Name:  David R. Carpenter
Title: Senior Vice President and Principal Financial Officer

Date:  9/8/03

                                                                     Exhibit (b)
                             OFFICER'S CERTIFICATION


I, John W. Rex, certify that:

1. I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     c) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  9/8/03                     By:    JOHN W. REX
                                  Name:  John W. Rex
                                  Title: President & Principal Executive Officer

                             OFFICER'S CERTIFICATION

I, David R. Carpenter, certify that:

1. I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     c) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  9/8/03                           By:    DAVID R. CARPENTER
                                        Name:  David R. Carpenter
                                        Title: Senior Vice President &
                                                 Principal Financial Officer

                                                                     Exhibit (c)

                   Certification of Periodic Financial Report
                Pursuant to Section 906 of the Sarbanes-Oxley Act


In connection with the Form N-CSR of the registrant for the period ended June 30, 2003, the undersigned hereby certify pursuant to Section 906 of the Sarbanes-Oxley Act that:

          1. The attached Form N-CSR report of the registrant fully complies with the requirements of Sections 13(a) or 15(d) of the Securities Exchange Act of 1934, and

          2. The information contained in such N-CSR report fairly presents, in all material respects, the financial condition and results of operation of the registrant as of and for the periods presented in the report.

         Dated this 8th day of September, 2003.

                                      JOHN W. REX
                               Name:  John W. Rex
                               Title:  President and Principal Executive Officer


                                      DAVID R. CARPENTER
                               Name:  David R. Carpenter
                               Title:  Senior Vice President & Principal
                                       Financial Officer